COLUMBIA FUNDS TRUST I                       COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund         Columbia Growth & Income Fund
Columbia Strategic Income Fund               Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund             Columbia Newport Asia Pacific Fund
Columbia Tax-Managed Growth Fund II
Columbia Tax-Managed Value Fund              COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Aggressive Growth Fund  Columbia Newport Tiger Fund
                                             Columbia Europe Fund
COLUMBIA FUNDS TRUST II
Columbia Newport Greater China Fund          COLUMBIA FUNDS TRUST VIII
Columbia Money Market Fund                   Columbia Income Fund
                                             Columbia Intermediate Bond Fund
COLUMBIA FUNDS TRUST III
Columbia Global Equity Fund                  COLUMBIA FUNDS TRUST IX
Columbia Contrarian Income Fund              Columbia High Yield Municipal Fund
Columbia Intermediate Government Income Fund Columbia Managed Municipals Fund Columbia Quality Plus Bond Fund
Columbia Corporate Bond Fund                 COLUMBIA FLOATING RATE ADVANTAGE
Columbia Federal Securities Fund             FUND

COLUMBIA FUNDS TRUST IV                      COLUMBIA FLOATING RATE FUND
Columbia Tax-Exempt Fund
Columbia Tax-Exempt Insured Fund             COLUMBIA INSTITUTIONAL FLOATING
Columbia Utilities Fund                      RATE INCOME FUND
Columbia Municipal Money Market Fund

COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

The Funds listed above are referred to each as a "Fund" and collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."

                           SUPPLEMENT TO PROSPECTUSES
                (REPLACING SUPPLEMENT DATED JANUARY 15, 2004)


Legal Proceedings. Columbia Management Advisors, Inc. ("CMA"), the Funds' advisor, and Columbia Funds Distributor, Inc. ("CFDI"), the distributor of the Funds' shares, and certain of their affiliates (collectively, "Columbia") have received information requests and subpoenas from various regulatory authorities, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, in connection with their investigations of late trading and market timing in mutual funds. Columbia has informed the Funds that it has not uncovered any instances where CMA or CFDI were knowingly involved in late trading of mutual fund shares. Columbia has identified a limited number of investors who had informal arrangements for trading fund shares between 1998 and 2003. A majority of the transactions in connection with these arrangements occurred in one international fund and two domestic funds. The majority of the trading under these arrangements was made by three entities. A substantial majority of the trading had ended by October 2002. None of these arrangements exists today. Information relating to those trading arrangements has been supplied to the New York Attorney General and to the SEC and other regulatory authorities. To the extent that any Fund whose shares were involved in those trading activities was harmed by them, Columbia has undertaken to reimburse the Fund.

On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CMA and CFDI, alleging that they have violated certain provisions of the federal securities laws. Also on February 24, 2004, the New York Attorney General filed a civil complaint in New York Supreme Court, County of New York against CMA and CFDI alleging that CMA and CFDI violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. In their respective complaints, the New York Attorney General and the SEC are seeking disgorgement of profits, restitution, monetary penalties and permanent injunctions, including, in the case of the SEC, a permanent injunction from serving or acting as investment advisor or distributor of any registered fund.

CMA and CFDI are engaged in discussions with the SEC staff in an effort to reach a satisfactory resolution of these matters. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transactions costs or operating expenses, or other consequences for the Funds.



                                                               February 26, 2004